Business combinations - Narrative (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018		Dec. 23, 2017
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill	£ 1,814	£ 2,478	[1]
Discuva Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of voting equity interests acquired				100.00%
Contingent liabilities recognised as of acquisition date	£ 1,658	£ 1,500

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’